Leases - Schedule of Terms and Outstanding Balances of Equipment, Automobile and Office Leases (Details) - CAD ($) $ in Thousands	Apr. 30, 2021	Apr. 30, 2020	May 01, 2019
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation	$ 1,926		$ 1,700
Current portion	(986)	$ (752)
Non-current portion	940	1,132
Equipment under Lease, One
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation		71
Equipment under Lease, Two
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation	396
Automobile under Lease, One
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation	31	44
Automobile under Lease, Two
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation	37
Right-of-use Asset from Office Lease, One
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation	223	135
Right-of-use Asset from Office Lease, Two
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation	303	476
Right-of-use Asset from Office Lease, Three
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation	616	673
Right-of-use Asset from Office Lease, Four
Disclosure of Terms and Outstanding Balances of Equipment Automobile and Office Leases [Line Items]
Lease obligation	$ 320	$ 485